Taxes (Schedule of Deferred Tax Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Income Tax Disclosure [Abstract]
Loss and tax credit carryforwards	$ 3,255	$ 3,566
Accrued liabilities	3,395	2,986
Share-based compensation	184	126
Other	1,119	1,573
Total deferred tax assets	7,953	8,251
Valuation allowances	(1,504)	(1,801)
Deferred tax assets, net of valuation allowance	6,449	6,450
Property and equipment	5,972	6,295
Inventories	1,825	1,641
Other	1,618	1,827
Total deferred tax liabilities	9,415	9,763
Net deferred tax liabilities	$ 2,966	$ 3,313